Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Sales	$ 231,231	$ 439,982	$ 940,459	$ 2,114,297	$ 3,099,608	$ 1,817,302
Cost of sales	(317,602)	(305,747)	(947,710)	(1,267,592)	(1,441,696)	(1,946,900)
Gross profit	(86,371)	134,235	(7,251)	846,705	1,657,912	(129,598)
Operating Expenses
Selling and marketing	100,066	52,926	336,873	210,729	317,404	347,808
General and administrative	1,410,509	1,277,783	4,339,943	5,268,174	6,423,540	7,014,919
Depreciation and amortization	39,211	44,473	151,370	133,891	171,749	193,065
Total operating expenses	1,549,786	1,375,182	4,828,186	5,612,794	6,912,693	7,555,792
Loss from Operations	(1,636,157)	(1,240,947)	(4,835,437)	(4,766,089)	(5,254,781)	(7,685,390)
Other (Income) Expense
Interest expense, net	29,140	92,972	256,169	499,719	611,297	320,571
Gain on sale of investment in subsidiary						(199,200)
Other income	(165,508)		(165,508)
Gains from foreign currency transactions	(74,179)	(58,579)	(106,513)	(58,579)	(187,660)
Total other (income) expense	(210,547)	34,393	(15,852)	441,140	423,637	121,371
Loss from Continuing Operations					(5,678,418)	(7,806,761)
Loss from Discontinued Operations						(105,751)
Net Loss	(1,425,610)	(1,275,340)	(4,819,585)	(5,207,229)	(5,678,418)	(7,912,512)
Net loss attributable to non-controlling interest	109,106		155,515
Series B preferred stock dividends	(181,746)	(225,998)	(539,311)	(539,311)	(724,108)	(345,079)
Net Loss Attributable to Common Stockholders	$ (1,498,250)	$ (1,501,338)	$ (5,203,381)	$ (5,746,540)	$ (6,402,526)	$ (8,257,591)
Net Loss per Basic and Diluted Common Share:
Loss from continuing operations					$ (0.14)	$ (0.19)
Loss from discontinued operations
Net Loss per Common Share	$ (0.03)	$ (0.03)	$ (0.10)	$ (0.13)	$ (0.14)	$ (0.19)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted	57,933,937	46,159,288	52,782,987	44,223,334	44,889,732	42,996,124